Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ALGER EMERGING MARKETS FUND

Supplement Dated September 24, 2019 to Summary and Statutory Prospectuses

for Classes I, Y and Z Shares dated March 1, 2019

The following paragraph is added to the section “Principal Investment Strategy” beginning on page 2 of the summary prospectus, and pages 22, 26 and 30 of the statutory prospectus.

The Fund generally invests a substantial portion of its assets in a smaller number of issuers. The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector.

The following risks are added to the section “Principal Risks” beginning on page 2 of the summary prospectus and pages 23, 27 and 31 of the statutory prospectus.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

The below risk deletes and replaces the risk under the section “Principal Risks” beginning on page 2 of the summary prospectus and pages 23, 27 and 31 of the statutory prospectus.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay. The Fund may experience increased turnover as a result of the change in portfolio management and transition to investing in a smaller number of issuers.

Alger Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ALGER EMERGING MARKETS FUND

Supplement Dated September 24, 2019 to Summary and Statutory Prospectuses

for Classes I, Y and Z Shares dated March 1, 2019

The following paragraph is added to the section “Principal Investment Strategy” beginning on page 2 of the summary prospectus, and pages 22, 26 and 30 of the statutory prospectus.

The Fund generally invests a substantial portion of its assets in a smaller number of issuers. The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector.

The following risks are added to the section “Principal Risks” beginning on page 2 of the summary prospectus and pages 23, 27 and 31 of the statutory prospectus.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

The below risk deletes and replaces the risk under the section “Principal Risks” beginning on page 2 of the summary prospectus and pages 23, 27 and 31 of the statutory prospectus.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay. The Fund may experience increased turnover as a result of the change in portfolio management and transition to investing in a smaller number of issuers.